CONNING MONEY MARKET PORTFOLIO                 Schedule of Portfolio Investments
                                                               November 30, 1999


 Time Deposit (3.0%)
                                                         Principal   Amortized
                                                           Amount      Cost
                                                         ---------- -----------
 Banking (3.0%):
 Banco Espirito Santo Euro, 5.72%, 7/19/00.............. $1,000,000 $ 1,000,000
 Banco Espirito Santo Euro, 5.88%, 1/10/00..............  4,000,000   4,000,000
 Banco Espirito Santo Euro, 6.00%, 5/10/00..............  2,000,000   2,000,000
                                                                    -----------
 TOTAL TIME DEPOSIT                                                   7,000,000
                                                                    -----------
 Commercial Paper (96.1%)
 Asset-Backed (13.1%):
 Grand Funding, 5.98%, 1/7/00 (b).......................  2,500,000   2,484,635
 MPF Limited, 5.66%, 12/3/99 (b)........................  3,000,000   2,999,058
 MPF Limited, 6.22%, 1/6/00 (b).........................  2,000,000   1,987,700
 MPF Limited, 6.10%, 1/10/00 (b)........................  5,000,000   4,966,111
 Pegasus Two Ltd., 6.18%, 1/13/00 (b)...................  2,000,000   1,985,380
 Pegasus Two Ltd., 6.10%, 1/21/00 (b)...................  5,000,000   4,956,792
 Triple-A Funding Corp., 5.31%, 12/30/99 (b)............  10,825,00  10,778,374
                                                                    -----------
                                                                     30,158,050
                                                                    -----------
 Banking (11.4%):
 Moat Funding, 5.40%, 12/15/99 (b)......................    500,000     498,950
 Moat Funding, 5.45%, 12/17/99 (b)......................  8,000,000   7,980,622
 Moat Funding, 6.03%, 1/12/00 (b).......................    566,000     562,018
 Moat Funding, 6.09%, 1/14/00 (b).......................    600,000     595,578
 Moat Funding, 6.15%, 1/19/00 (b).......................  1,800,000   1,785,104
 Fayette Funding, 5.57%, 12/22/99.......................  7,000,000   6,977,256
 Zions Bancorporation, 6.21%, 1/18/00...................  4,000,000   3,967,200
 Zions Bancorporation, 6.21%, 1/20/00...................  4,000,000   3,965,889
                                                                    -----------
                                                                     26,332,617
                                                                    -----------
 Bond Insurance (1.8%):
 Cooperative Associates of Trac A, 6.01%, 1/7/00........  1,800,000   1,788,993

Commercial Paper, continued
                                                         Principal   Amortized
                                                          Amount       Cost
                                                        ----------- -----------
Cooperative Associates of Trac B, 5.39%, 12/6/99....... $ 2,450,000 $ 2,448,172
                                                                    -----------
                                                                      4,237,165
                                                                    -----------
Business Credit Institution (6.4%):
Fairway Finance, 5.15%, 12/16/99 (b)...................  10,904,000  10,878,960
Wood Street Funding, 5.33%, 12/29/99 (b)...............   4,000,000   3,982,609
                                                                    -----------
                                                                     14,861,569
                                                                    -----------
Financial Services (4.3%):
Hitachi Credit America Corp., 5.63%, 1/21/00...........   5,000,000   4,960,121
Hitachi Credit America Corp., 6.15%, 1/26/00...........   5,000,000   4,952,167
                                                                    -----------
                                                                      9,912,288
                                                                    -----------
Install Sales Financial (0.7%):
Sheffield Receivables, 5.39%, 12/8/99 (b)..............   1,700,000   1,698,225
                                                                    -----------
Miscellaneous Business Credit (19.2%):
Barton Capital Corp., 5.62%, 12/6/99 (b)...............     753,000     752,414
Barton Capital Corp., 6.06%, 1/19/00 (b)...............   1,710,000   1,696,035
Compass Securitization, 5.42%, 12/10/99 (b)............   8,839,000   8,827,023
Compass Securitization, 6.09%, 1/21/00 (b).............   2,500,000   2,478,679
Eaglefunding Capital Corp., 5.44%, 12/6/99 (b).........   5,000,000   4,996,250
Eureka Securitization, 5.62%, 12/13/99 (b).............     500,000     499,067
Lexington Parker Capital, 5.34%, 12/1/99 (b)...........  10,000,000  10,000,001
Thames Asset Global Sec, 6.09%, 1/18/00 (b)............   2,000,000   1,983,920
Thames Asset Global Sec, 6.27%, 1/24/00 (b)............   1,500,000   1,485,893
Tulip Funding Corp., 5.92%, 1/14/00 (b)................   5,000,000   4,963,822
Windmill Funding Corp., 5.41%, 12/6/99 (b).............   1,500,000   1,498,879
Windmill Funding Corp., 5.94%, 1/7/00 (b)..............   1,500,000   1,490,843
Windmill Funding Corp., 5.91%, 1/13/99 (b).............   3,500,000   3,475,293
                                                                    -----------
                                                                     44,148,119
                                                                    -----------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO                Schedule of Portfolio Investments
                                                              November 30, 1999

Commercial Paper, continued
                                                      Principal   Amortized
                                                       Amount       Cost
                                                     ----------- -----------
Miscellaneous Personal Credit (9.9%):
Clipper Receivables, 5.38%, 12/15/99 (b)............ $ 3,250,000 $ 3,243,238
Old Line Funding, 5.38%, 12/1/99 (b)................   4,522,000   4,522,000
Old Line Funding, 5.37%, 12/3/99 (b)................   3,000,000   2,999,108
Thunder Bay Funding, Inc., 5.56%, 12/10/99 (b)......   9,500,000   9,486,843
Thunder Bay Funding, Inc., 6.08%, 1/11/00 (b).......   2,500,000   2,482,233
                                                                 -----------
                                                                  22,733,422
                                                                 -----------
Mortgage Bank (3.5%):
Cooper River Funding, 5.40%, 12/9/99................   8,000,000   7,990,333
                                                                 -----------
Oil & Exploration, Production & Services (4.1%):
Centennial Energy Holdings, 5.42%, 12/1/99 (b)......   3,005,000   3,005,000
Centennial Energy Holdings, 5.42%, 12/8/99 (b)......   4,000,000   3,995,799
Centennial Energy Holdings, 5.48%, 12/21/99 (b).....   1,000,000     996,956
Centennial Energy Holdings, 6.18%, 1/21/00 (b)......   1,540,000   1,526,692
                                                                 -----------
                                                                   9,524,447
                                                                 -----------
Personal Credit Institution (16.2%):
Check Point Charlie, 5.47%, 12/8/99 (b).............   1,627,000   1,625,270
Check Point Charlie, 5.45%, 12/10/99 (b)............     618,000     617,158
Check Point Charlie, 6.18%, 1/14/00 (b).............   5,000,000   4,961,378
Delaware Funding Corp., 5.33%, 12/7/99 (b)..........   8,000,000   7,992,893
Edison Asset Securitization, 5.59%, 12/9/99 (b).....   2,175,000   2,172,308
Seven Hills Funding Corp., 6.05%, 1/21/00 (b).......  10,000,000   9,914,291

Commercial Paper, continued
                                                      Shares or
                                                      Principal   Amortized
                                                        Amount       Cost
                                                      ---------- ------------
World Omni, 5.44%, 12/1/99 (b)....................... $5,000,000 $  5,000,000
World Omni, 5.40%, 12/16/99 (b)......................  5,000,000    4,988,750
                                                                 ------------
                                                                   37,272,048
                                                                 ------------
Pharmaceuticals (2.9%):
Allergan, Inc., 5.42%, 12/22/99......................  1,665,000    1,659,736
Allergan, Inc., 5.92%, 1/18/99.......................  5,000,000    4,960,533
                                                                 ------------
                                                                    6,620,269
                                                                 ------------
Utilities (2.6%):
Progress Capital Holdings, 6.05%, 1/11/00............  6,000,000    5,958,658
                                                                 ------------
TOTAL COMMERCIAL PAPER                                            221,447,210
                                                                 ------------
Investment Companies (1.3%)
SEI Prime Obligation Money Market....................  3,104,800    3,104,800
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                          3,104,800
                                                                 ------------
TOTAL INVESTMENTS
 (Amortized Cost $231,552,010)(a)--
 100.4%.........................................................  231,552,010
                                                                 ------------
Liabilities in excess of other assets--(0.4%)                        (971,692)
                                                                 ------------
TOTAL NET ASSETS--100.0%                                         $230,580,318
                                                                 ============

--------
Percentages indicated are based on net assets of $230,580,318.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio's sub-adviser has determined these securities to be liquid.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities
                                                              November 30, 1999
Assets:
Investments, at value (cost $231,552,010).................          $231,552,010
Cash......................................................                    37
Interest and dividends receivable.........................                98,329
                                                                    ------------
 Total Assets.............................................           231,650,376
Liabilities:
Dividends payable......................................... $860,900
Accrued expenses and other liabilities:
 Investment advisory fees.................................   31,935
 Administrative fees......................................    2,870
 Shareholder liason and administrative services fees......  124,737
 Custodian fees...........................................    3,653
 Other liabilities........................................   45,963
                                                           --------
 Total Liabilities........................................             1,070,058
                                                                    ------------
Net Assets:
Capital...................................................           230,578,355
Undistributed net investment income.......................                 1,963
                                                                    ------------
Net Assets................................................          $230,580,318
                                                                    ============
 Net Assets...............................................          $230,580,318
 Shares...................................................           230,580,187
 Offering and redemption price per share..................                 $1.00
                                                                           =====

Statement of Operations

                                      For the period ended November 30, 1999(a)
Investment Income:
Interest income............................................          $4,912,748
Dividend income............................................              20,365
                                                                     ----------
 Total Investment Income...................................           4,933,113
Expenses:
Investment advisory fees................................... $361,387
Administration fees........................................  180,695
Shareholder liason and administrative services fees........  677,703
Accounting fees............................................    1,190
Custodian fees.............................................   18,132
Transfer agent fees........................................    7,349
Other......................................................   81,372
                                                            --------
 Total expenses before voluntary fee reductions............           1,327,828
 Expenses voluntarily reduced..............................            (436,159)
                                                                     ----------
 Net Expenses..............................................             891,669
                                                                     ----------
 Net Investment Income.....................................           4,041,444
                                                                     ----------
Realized Gains from Investments:
 Net realized gains from investment transactions...........                 131
                                                                     ----------
 Change in net assets resulting from operations............          $4,041,575
                                                                     ==========

--------
(a) For the period from February 16, 1999 (initial public investment) through November 30, 1999.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Statement of Changes in Net Assets
                                                                     For the
                                                                   period ended
                                                                   November 30,
                                                                     1999(a)
                                                                   ------------
From Investment Activities:
Operations:
 Net investment income............................................ $  4,041,444
 Net realized gains from investment transactions..................          131
                                                                   ------------
Change in net assets resulting from operations....................    4,041,575
                                                                   ------------
Distributions to Shareholders:
 From net investment income.......................................   (4,041,444)
                                                                   ------------
Change in net assets from shareholder distributions...............   (4,041,444)
                                                                   ------------
Change in net assets from capital transactions....................  230,580,187
                                                                   ------------
Change in net assets..............................................  230,580,318
Net Assets:
 Beginning of period..............................................           --
                                                                   ------------
 End of period.................................................... $230,580,318
                                                                   ============

--------
(a) For the period from February 16, 1999 (initial public investment) through November 30, 1999.


                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Financial Highlights
                                                                  February 16,
                                                                      1999
                                                                       to
                                                                  November 30,
                                                                    1999(a)
                                                                  ------------
Net Asset Value, Beginning of Period.............................   $   1.00
                                                                    --------
Investment Activities
 Net investment income...........................................      0.034
                                                                    --------
 Total from Investment Activities................................      0.034
                                                                    --------
Distributions
 Net investment income...........................................     (0.034)
                                                                    --------
 Total Distributions.............................................     (0.034)
                                                                    --------
Net Asset Value, End of Period...................................   $   1.00
                                                                    ========
Total Return.....................................................       3.41%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................   $230,580
Ratio of expenses to average net assets..........................       0.99%(c)
Ratio of net investment income to average net assets.............       4.47%(c)
Ratio of expenses to average net assets*.........................       1.47%(c)

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from initial public investment.
(b) Not annualized.
(c) Annualized.


                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                         Notes to Financial Statements
                               November 30, 1999


1.Organization

  Mercantile Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of November 30, 1999, the Fund offered nineteen investment portfolios. The accompanying financial statements and financial highlights are those of the Conning Money Market Portfolio (the "Portfolio") only. The Fund, which was formerly known as The ARCH Fund, Inc., was organized on September 9, 1982 as a Maryland corporation.

  The Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of money market instruments.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

  Securities valuation:

  The securities of the Portfolio are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

  Section 4(2) paper:

  Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act ("Section 4(2) paper").
  Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were not longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's sub-adviser has determined, that a liquid trading market exists for such securities. At November 30, 1999, Section 4(2) paper amounted to $171,818,152 or 74.5%, of the Portfolio's net assets. The Portfolio's sub-adviser has determined these securities to be liquid.

  Repurchase agreements:

  The Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of collateral subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral exceeds at all times the total amount of the repurchase obligation, including accrued interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential for loss to the Portfolio

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               November 30, 1999

  in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment adviser (or sub-investment adviser), acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  Securities transactions and investment income:

  Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recorded on the ex-dividend date.

  Securities lending:

  To increase return, the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities pursuant to agreements requiring that the loans be continuously secured by collateral equal in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, irrevocable letters of credit, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities exceed collateral value, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when non-cash collateral, such as U.S. Government securities, are held by the Portfolio. Loans are subject to termination by the Portfolio or the borrower at any time. The risks to the Portfolio of lending securities are that the borrower may fail to provide additional collateral when required, or fail to return the borrowed securities when due. In addition, if cash collateral invested by the Portfolio is less than the amount required to be returned to the borrower as a result of a decrease in the value of the cash collateral investments, the Portfolio must compensate the borrower for the deficiency. The Portfolio did not engage in any securities lending transactions during the period.

  Dividends and distributions to shareholders:

  The Portfolio declares dividends daily from net investment income and pays such dividends monthly, no later than five business days after the end of each month. Net realized capital gains are distributed at least annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to comply with certain distribution requirements of the Internal Revenue Code.

  Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               November 30, 1999


     As of November 30, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to capital:

                                                                   Accumulated
                                                   Undistributed   Net Realized
                                                   Net Investment  Gain/(Loss)
                                                       Income     On Investments
                                                   -------------- --------------
   Conning Money Market Portfolio.................     $1,963         $(131)

     Federal income taxes:

     The Portfolio intends to qualify as a regulated investment company by complying with the provisions available to registered investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Operating expenses of the Fund not directly attributable to the Portfolio are prorated among the portfolios of the Fund based on the relative net assets of each portfolio or another appropriate basis. Operating expenses directly attributable to the Portfolio are charged directly to the Portfolio's operations.

3.   Capital Share Transactions

     As of November 30, 1999, the Fund's Articles of Incorporation authorize the Board of Directors, in its discretion, to issue up to twenty billion full and fractional shares of capital stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Fund into one or more classes and to divide and classify shares of any class into one or more series of such class. The Fund's shares are currently classified into twenty classes of shares consisting of one or more series.

     Shareholder transactions in the Portfolio were as follows:

                                                                 Conning Money
                                                                Market Portfolio
                                                                ----------------
                                                                    For the
                                                                  period ended
                                                                  November 30,
                                                                    1999(a)
                                                                ----------------
     CAPITAL TRANSACTIONS:
      Proceeds from shares issued.............................   $ 555,184,789
      Dividends reinvested....................................       3,180,519
      Cost of shares redeemed.................................    (327,785,121)
                                                                 -------------
     Total net increase from capital transactions.............   $ 230,580,187
                                                                 =============
     SHARE TRANSACTIONS:
      Issued..................................................     555,184,789
      Reinvested..............................................       3,180,519
      Redeemed................................................    (327,785,121)
                                                                 -------------
     Total net increase from share transactions...............     230,580,187
                                                                 =============

  --------
  (a) For the period from February 16, 1999 (initial public investment) through November 30, 1999.

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               November 30, 1999

4.   Related Party Transactions

     Investment advisory services are provided to the Fund by Mississippi Valley Advisors Inc. ("MVA"), a wholly-owned subsidiary of Mercantile Trust Company National Association ("Mercantile"), and formerly an indirect wholly-owned subsidiary of Mercantile Bancorporation, Inc. On September 20, 1999, Mercantile Bancorporation, Inc. was merged into Firstar Corporation. As a result of this merger, MVA is now an indirect wholly-owned subsidiary of Firstar Corporation. Under the terms of its investment advisory agreement with the Fund, MVA is entitled to receive fees from the Portfolio at an annual rate of 0.40% of the first $1.5 billion of average daily net assets of the Portfolio, 0.35% of the next $1.0 billion of average daily net assets and 0.25% of average daily net assets in excess of $2.5 billion.

     Conning Asset Management Company ("Conning"), an indirect subsidiary of GenAmerica Corporation, serves as sub-adviser to the Portfolio. Under the terms of its sub-advisory agreement with MVA, Conning is entitled to receive fees from MVA based on a percentage of the average daily net assets of the Portfolio. Mercantile serves as custodian for the Fund. Under the terms of the custodian agreement, Mercantile receives fees computed on the average daily net assets of the Portfolio at a rate of 0.02%.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is a subsidiary of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Fund are affiliated, serves the Portfolio as administrator. Such officers are paid no fees directly by the Portfolio for serving as officers of the Fund. Under the terms of the administration agreement, BISYS Ohio receives fees computed at an annual rate of 0.20% of the average daily net assets of the Portfolio. BISYS Ohio also serves as transfer agent to the Portfolio.

     The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Portfolio. Pursuant to the Plan, the Portfolio may pay (i) broker-dealers and other institutions ("Service Organizations") for shareholder liason services and (ii) Service Organizations for administrative support services. The fees paid for shareholder liason services and/or administrative support services may not exceed the annual rates of 0.25% and 0.50%, respectively, of the Portfolio's average daily net assets attributable to the Portfolio's outstanding shares which are owned of record or beneficially by customers of Service Organizations. The Fund is currently limiting the Portfolio's payments under the Plan to an aggregate of not more than an annual rate of 0.67% of the average daily assets attributable to the Portfolio's outstanding shares owned of record or beneficially by customers of Service Organizations.

     Fees may be voluntarily reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the period ended November 30, 1999:

                                                                 Administrative
                             Investment Advisory  Administration   Servicing
                                    Fees               Fees           Fees
                            --------------------- -------------- --------------
                              Annual
                            Fee Before
                            Voluntary  Voluntary    Voluntary      Voluntary
                               Fee        Fee          Fee            Fee
                            Reductions Reductions   Reductions     reductions
                            ---------- ---------- -------------- --------------
     Conning Money Market
      Portfolio..........      0.40%    $210,114     $135,521       $90,524

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               November 30, 1999

5.   Subsequent Event--Line of Credit (Unaudited)

     The Portfolio and other affiliated funds participate in a $140 million unsecured line of credit provided by a syndicate of banks pursuant to a credit agreement dated as of December 29, 1999. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as the repurchase or redemption of shares of the Portfolio. Interest is charged to the Portfolio, based on its borrowings, at a rate per annum equal to the Federal Funds Rate (as defined in the credit agreement) plus 0.50%. In addition, a commitment fee at the rate of 0.10% per annum, based on the average daily unused portion of the line of credit, is allocated among the Portfolio and the other participating funds at the end of each calendar quarter.

6.   Subsequent Event--Change in Certain Service Providers (Unaudited)

     Effective January 1, 2000, BISYS Ohio and Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of Firstar Corporation, serve the Portfolio as co-administrators. Under the terms of the co-administration agreement, BISYS Ohio and FMFS jointly receive fees computed at an annual rate of 0.20% of the average daily net assets of the Portfolio. In addition, at a meeting held on January 18, 2000, the Board of Directors of the Fund approved an agreement whereby FMFS would replace BISYS Ohio as the Portfolio's transfer agent. This change in transfer agent is expected to occur on or about March 20, 2000.

7.   Subsequent Event--Change in Control of Conning (Unaudited)

     On January 6, 2000, Metropolitan Life Insurance Company ("MetLife") acquired all of the outstanding stock of GenAmerica Corporation, which owns a controlling interest in Conning. As a result of this transaction, Conning is now an indirect subsidiary of MetLife. This transaction also resulted in the assignment of the existing sub-advisory agreement between MVA and Conning with respect to the Portfolio, which automatically terminated the agreement. On January 6, 2000, MVA and Conning entered into a new sub-advisory with respect to the Portfolio subject to shareholder approval, as permitted by the terms of an exemptive order which the Securities and Exchange Commission had issued to Conning. At a special meeting of shareholders held on January 21, 2000, shareholders of the Portfolio approved the new sub-advisory agreement.

                         Independent Auditors' Report

The Shareholders and Board of Directors of Mercantile Mutual Funds, Inc.-- Conning Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Mercantile Mutual Funds, Inc.--Conning Money Market Portfolio, including the schedule of portfolio investments, as of November 30, 1999, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from February 16, 1999 (date of initial public investment) through November 30, 1999. These financial statements and the financial highlights are the responsibility of Mercantile Mutual Funds, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of November 30, 1999, by examination, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Conning Money Market Portfolio as of November 30, 1999, the results of their operations, the changes in their net assets and the financial highlights for the period indicated herein, in conformity with generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
January 21, 2000

INVESTMENT ADVISER
Mississippi Valley Advisors Inc.
One Mercantile Center
Seventh & Washington Streets
St. Louis, Missouri 63101

SUB-INVESTMENT ADVISER
Conning Asset Management Co.
700 Market Street
St. Louis, Missouri 63101

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219-3035

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to pro-spective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to pre-serve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

1/00


                         CONNING MONEY MARKET PORTFOLIO


                              [LOGO APPEARS HERE]


                                 ANNUAL REPORT

                               November 30, 1999